Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 50	$ 65	$ 56
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	215	153	(145)
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(3)	(2)	0
Deferred income tax expense (recovery) arising from the unrecognized deferred income tax assets	(178)	(24)	134
Current income tax expense	50	65	56
Deferred income tax expense (recovery)	34	127	(11)
Income tax expense	84	$ 192	$ 45
Deferred tax assets yet to be recognized	$ 157